INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of January 31, 2023:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	13.75 years	$693,330	$(57,777)	$635,553
Patents, know-how and unpatented technology	13.75 years	710,060	(59,170)	650,890
Customer relationships	1.50 years	114,536	(56,512)	58,024
Total		1,517,926	(173,459)	1,344,467

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2022:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	14 years	$693,330	$(46,222)	$647,108
Patents, know-how and unpatented technology	14 years	710,060	(47,337)	662,723
Customer relationships	1.75 years	114,536	(46,966)	67,570
Total		1,517,926	(140,525)	1,377,401

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949